Finance Income and Costs - Finance Income and Costs by Category of Financial Instruments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [Line items]
Finance income	₩ 355,035	₩ 248,376	₩ 179,838
Finance costs	605,919	527,401	456,327
Derivatives designated as hedging instrument	(6,573)	(17,460)	(21,366)
Other comprehensive income (loss) for the year, net of taxes	160,776	(23,967)	(306,226)
Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	355,035	248,376	179,838
Finance costs	605,919	527,401	456,327
Financial assets, class [member]
Disclosure of detailed information about financial instruments [Line items]
Other comprehensive income (loss) for the year, net of taxes	(1,145)	(30,362)	(513,401)
Financial assets, class [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	233,215	238,535	150,571
Finance costs	66,012	137,463	127,815
Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [Line items]
Other comprehensive income (loss) for the year, net of taxes	4,680	(36,302)	(513,219)
Financial liabilities, class [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	121,820	9,841	29,267
Finance costs	539,907	389,938	328,512
Financial assets at fair value through profit or loss [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	95,708	127,001	104,068
Finance costs	52,731	114,668	103,292
Financial liabilities at fair value through profit or loss [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	121,061	6,717	18,432
Finance costs	115,592	0	0
Financial liabilities measured at amortised cost [Member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	759	3,124	10,835
Finance costs	424,315	389,938	328,512
Financial assets at FVOCI [member]
Disclosure of detailed information about financial instruments [Line items]
Financial assets at FVOCI	11,253	(18,842)	(491,853)
Financial assets at FVOCI [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	30,993	39,681	1,495
Finance costs	0	0	1,283
Financial assets at amortised cost, class [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	106,514	69,373	45,008
Finance costs	13,281	22,795	23,094
Derivatives designated as hedging instrument [member]
Disclosure of detailed information about financial instruments [Line items]
Derivatives designated as hedging instrument	(12,398)	(11,520)	(21,548)
Derivatives designated as hedging instrument [member] | Parent Company [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income		2,480	0
Finance costs		0	146
Derivatives designated as hedging instrument [member]
Disclosure of detailed information about financial instruments [Line items]
Derivatives designated as hedging instrument	₩ 5,825	₩ (5,940)	₩ 182